SCHEDULE OF OUTSTANDING SHARE PURCHASE WARRANTS EXPIRE (Details) (Parenthetical) - Forecast [Member]	Jul. 06, 2026	Aug. 15, 2025
Class of Warrant or Right [Line Items]
Warrants description	For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.
Pre-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.86 at balance sheet rate) = 1 Class A Subordinate Voting share	Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.6956 at balance sheet rate) = 1 Class A Subordinate Voting share.
Post-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.	Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.